Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net earnings (loss) for the year	$ (53,272)	$ 8,601
Weighted average number of shares on issue - basic	165,293,893	160,874,038
Adjustment for stock options	0	3,383,525
Weighted average number of shares on issue - diluted	165,293,893	164,257,563
Earnings (loss) per share - basic	$ (0.32)	$ 0.05
Earnings (loss) per share - diluted	$ (0.32)	$ 0.05